Convertible Note Payable (Details)															1 Months Ended					3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Aug. 05, 2026 $ / shares shares	Jul. 24, 2026 USD ($) shares	Feb. 19, 2026 USD ($)	Feb. 11, 2026 USD ($)	Jan. 01, 2026 USD ($) $ / shares shares	Jul. 03, 2025 USD ($)	May 29, 2025 USD ($) $ / shares	Dec. 15, 2024 USD ($) $ / shares shares	Oct. 28, 2024 shares	Jun. 05, 2024 USD ($) $ / shares shares	Mar. 07, 2024 USD ($) Years $ / shares shares	Oct. 09, 2023 USD ($) Years $ / shares shares	Jul. 06, 2023 USD ($) Years $ / shares shares	May 23, 2023 USD ($) Years $ / shares shares	Aug. 10, 2026 shares	Jul. 31, 2026 shares	Jan. 31, 2026 USD ($) $ / shares shares	Jun. 30, 2025	Dec. 31, 2024 USD ($) Years $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Years $ / shares shares	Jul. 22, 2026 $ / shares shares	Feb. 28, 2026 $ / shares shares	Feb. 26, 2026 shares	Jul. 14, 2025 shares	Jun. 05, 2025 USD ($) $ / shares shares	Jun. 04, 2025 $ / shares	Apr. 30, 2025 shares	Apr. 03, 2025 shares	Mar. 31, 2025 shares	Mar. 26, 2025 shares	Nov. 18, 2024 shares	Mar. 31, 2024 $ / shares
Debt Instrument [Line Items]
Aggregate principal amount														$ 1,500,000
Issuance of common stock (in Shares) | shares														5,000											100,000
Warrants to purchase shares (in Shares) | shares										80,000		2,917							72,000							72,000				832,576
Principal amount																				$ 1,414,070		$ 1,414,070
Warrant exercise price (in Dollars per share) | $ / shares										$ 7.5		$ 27							$ 9.75							$ 9.75
Fair value of warrant																				(1,652)	$ (561,176)	1,275,237	$ (446,816)		$ (538,213)	$ (374,365)
Original issue discount																				195,609		195,609
Price per share (in Dollars per share) | $ / shares																												$ 0.51
Conversion price per share (in Dollars per share) | $ / shares													$ 22.5
Purchase warrant (in Shares) | shares													2,344
Debt issuance costs																				65,324	780,602	254,741	1,064,357		1,136,412	1,291,814
Net cash received																									200,000
Pay off all previously issued convertible notes																						200,000				3,388,222
Lender's cost																									64,652
Warrant exercisable date										Jun. 05, 2029								Jun. 05, 2029
Derivative liability																			$ 112,666							112,666
Floor price per share (in Dollars per share) | $ / shares							$ 1
Loss on extinguishment of debt																					(9,076,587)		(9,076,587)		(9,076,587)
Interest charge																								$ 42,333	$ 42,333
Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares												12,834							4,060							4,060
Warrant exercise price (in Dollars per share) | $ / shares												$ 37.5								$ 0.51		$ 0.51
Fair value of warrant													$ 3,000	$ 9,000												$ 2,880
Warrant exercise price (in Dollars per share) | $ / shares											$ 30		$ 67.5	$ 67.5
First Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares										66,667
Warrant exercise price (in Dollars per share) | $ / shares										$ 9.75																												$ 30
Second Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares										80,000																					621,353
Warrant exercise price (in Dollars per share) | $ / shares										$ 7.5																												$ 19.5
Pre Funded Warrants [Member]
Debt Instrument [Line Items]
Warrants outstanding (in Shares) | shares																				3,491,000		3,491,000		504,300	504,300
May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares														5,000
Share price (in Dollars per share) | $ / shares														$ 67.5
Conversion floor price per sharre (in Dollars per share) | $ / shares														$ 22.5
Purchase price payment														$ 1,425,000
Principal amount														75,000
Debt issuance costs														$ 175,162
Warrants outstanding (in Shares) | shares														667
Original issue discount																								$ 349,654	$ 349,654
May 2023 Convertible Note [Member] | Senior Secured Promissory Notes [Member]
Debt Instrument [Line Items]
Percentage of secured promissory notes														13.00%
Aggregate principal amount														$ 1,500,000
May 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Fair value of warrant														$ 9,000
Warrant exercise price (in Dollars per share) | $ / shares														$ 67.5
July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount													$ 500,000
Debt issuance costs													74,204
Fair value of warrant													3,000
Original issue discount													$ 89,191
Percentage promissory notes													13.00%
Price per share (in Dollars per share) | $ / shares													$ 5,122
Conversion price per share (in Dollars per share) | $ / shares													67.5
July 2023 Convertible Note [Member] | Senior Secured Promissory Notes [Member]
Debt Instrument [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares													$ 48
July 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares													1,667
Warrants outstanding (in Shares) | shares													222
Warrant exercise price (in Dollars per share) | $ / shares													$ 67.5
July 2023 Convertible Note [Member] | First Warrant [Member]
Debt Instrument [Line Items]
Purchase warrant (in Shares) | shares													2,778
October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount												$ 700,000
Issuance of common stock (in Shares) | shares												4,666
Warrants to purchase shares (in Shares) | shares												2,917
Share price (in Dollars per share) | $ / shares												$ 22.5
Warrant exercise price (in Dollars per share) | $ / shares												$ 27
Debt issuance costs												$ 95,349
Fair value of warrant												$ 7,560
Warrant exercise price (in Dollars per share) | $ / shares												$ 37.5
Original issue discount																								128,748	128,748
Percentage promissory notes												13.00%
Trading price (in Dollars per share) | $ / shares												$ 22.5
October 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares												2,333
Warrants outstanding (in Shares) | shares												560
Fair value of warrant												$ 7,560
Warrant exercise price (in Dollars per share) | $ / shares												$ 37.5
March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount											$ 700,000
Issuance of common stock (in Shares) | shares											7,000
Share price (in Dollars per share) | $ / shares											$ 15
Debt issuance costs											$ 74,379
Warrants outstanding (in Shares) | shares											16,827
Fair value of warrant											$ 9,450
Warrant exercise price (in Dollars per share) | $ / shares											$ 30
Original issue discount											$ 35,000
Percentage promissory notes											13.00%
Purchase warrant (in Shares) | shares											8,077
Trading price (in Dollars per share) | $ / shares											$ 15
Purchase price											$ 665,000
Common stock shares outstanding (in Shares) | shares											7,000
Debt issuance costs											$ 700
March 2024 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Fair value of warrant											$ 9,450
Warrant exercise price (in Dollars per share) | $ / shares											$ 30
March 2024 Convertible Note [Member] | First Warrant [Member]
Debt Instrument [Line Items]
Purchase warrant (in Shares) | shares											8,750
March 2024 Convertible Note [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares											$ 19.5
June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount										$ 2,845,000
Issuance of common stock (in Shares) | shares										26,800
Warrants to purchase shares (in Shares) | shares										146,667
Share price (in Dollars per share) | $ / shares										$ 11.25
Purchase price payment										$ 2,702,750
Warrant exercise price (in Dollars per share) | $ / shares																															$ 7.5
Debt issuance costs																								$ 224,221	224,221
Original issue discount										$ 142,250
Percentage promissory notes										13.00%
Debt issuance costs																									1,082,226	1,291,814
Net cash received																									881,210
Pay off all previously issued convertible notes																									1,661,540
Finder’s fee																									120,000
Waiver fee amount								$ 838,794
Floor price per share (in Dollars per share) | $ / shares							$ 1
Loss on extinguishment of debt							$ 9,076,587
Converted principal amount																			$ 288,223
Interest expense																									320,282	$ 325,486
June 2024 Convertible Note [Member] | Senior Secured Promissory Notes [Member]
Debt Instrument [Line Items]
Percentage of secured promissory notes										13.00%
Aggregate principal amount										$ 2,845,000
June 2024 Convertible Note [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Lender's cost																									$ 40,000
June 2024 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares										26,800
Warrants to purchase shares (in Shares) | shares										146,667														72,000	72,000						80,000				80,000
Warrant exercise price (in Dollars per share) | $ / shares																								$ 9.75	$ 9.75
Issuance of warrants (in Shares) | shares																								5,333	5,333
June 2024 Convertible Note [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Debt issuance costs																									$ 621,353
Derivative liability																															$ 621,353
July 2025 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 200,000
Share price (in Dollars per share) | $ / shares																				$ 1		$ 1		$ 1	$ 1
Interest charge						$ 60,000
Interest expense																				$ 0	82,755	$ 23,192	164,711
July 2025 Convertible Note [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Fair value of warrant																				621,353	621,353	621,353	621,353
Debt issuance costs																				$ 0	$ 780,602	8,932	$ 1,064,357
Common Stock [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares									206,033																	145,153
Warrants outstanding (in Shares) | shares																												1,733,571
Price per share (in Dollars per share) | $ / shares																																$ 3.53
Common Stock [Member] | First Warrant [Member]
Debt Instrument [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares													$ 67.5
Common Stock [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares													1,667
Stock Price [Member]
Debt Instrument [Line Items]
Warrant measurement input																			3.26							3.26
Stock Price [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input																			3.26							3.26
Stock Price [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input														29.4
Stock Price [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input													21.3
Stock Price [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input												11.55
Stock Price [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input																								10.39	10.39
Volatility [Member]
Debt Instrument [Line Items]
Warrant measurement input																			88.64							88.64
Volatility [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input																			93.9							93.9
Volatility [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input														88.8
Volatility [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input													88.52
Volatility [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input												89.7
Volatility [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input																								85.72	85.72
Risk-free Rate [Member]
Debt Instrument [Line Items]
Warrant measurement input																			4.38							4.38
Risk-free Rate [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input																			4.27							4.27
Risk-free Rate [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input														3.76
Risk-free Rate [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input													4.37
Risk-free Rate [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input												4.75
Risk-free Rate [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input																								4.31	4.31
Annual Dividend Yield [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input														0
Annual Dividend Yield [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input													0
Annual Dividend Yield [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input												0
Annual Dividend Yield [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input																								0	0
Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years																			4.4							4.4
Measurement Input, Expected Term [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years																			3.8							3.8
Measurement Input, Expected Term [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years														5
Measurement Input, Expected Term [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years													5
Measurement Input, Expected Term [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years												5
Measurement Input, Expected Term [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years											5
Subsequent Event [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 233,910
Issuance of common stock (in Shares) | shares	673,480	360,000													2,375,000
Conversion price per share (in Dollars per share) | $ / shares	$ 1,010.22
Debt issuance costs			$ 26,910	$ 26,910
Interest expense		$ 363,000
Subsequent Event [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares																											925,925
Warrant exercise price (in Dollars per share) | $ / shares																											$ 0.01
Subsequent Event [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares																360,000
Subsequent Event [Member] | Common Stock [Member] | Pre Funded Warrants [Member]
Debt Instrument [Line Items]
Warrants outstanding (in Shares) | shares																													0.5099
Mast Hill Fund, L.P.[Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares														15,366
Mast Hill Fund, L.P.[Member] | First Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares														8,333
Warrant exercise price (in Dollars per share) | $ / shares														$ 67.5
Mast Hill Fund, L.P.[Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares														7,033
Warrant exercise price (in Dollars per share) | $ / shares														$ 48
Mast Hill Fund, L.P.[Member] | June 2024 Convertible Note [Member] | First Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares										66,667
Warrant exercise price (in Dollars per share) | $ / shares										$ 9.75
Mast Hill Fund, L.P.[Member] | June 2024 Convertible Note [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares										80,000
Warrant exercise price (in Dollars per share) | $ / shares										$ 7.5
FirstFire [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares																			222							222
Purchase price payment													$ 475,000
Warrants outstanding (in Shares) | shares													3,000
Fair value of warrant																										$ 94
Original issue discount													$ 25,000
Issuance of warrants (in Shares) | shares																																					2,778
Warrant exercisable date													Jul. 06, 2028
FirstFire [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares													3,000
Warrant exercise price (in Dollars per share) | $ / shares													$ 67.5
Issuance of warrants (in Shares) | shares																																					3,500
FirstFire [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Principal amount													$ 500,000
FirstFire [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares												3,500
Debt issuance costs												$ 350,000
Original issue discount												$ 17,500
FirstFire [Member] | October 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares												3,500
Purchase price payment												$ 332,500
Mast Hill [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares																			9,000							9,000
Warrant exercise price (in Dollars per share) | $ / shares																								$ 9.75	$ 9.75
Warrants outstanding (in Shares) | shares																								5,333	5,333
Fair value of warrant																									$ 1,854	$ 3,714
Mast Hill [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares										72,000	9,450	7,560		9,000					9,450							9,450							66,667		8,333	3,500
Warrant exercise price (in Dollars per share) | $ / shares										$ 9.75	$ 30	$ 37.5		$ 67.5
Warrants outstanding (in Shares) | shares										80,000	9,450	7,560		9,000
Fair value of warrant																										$ 8,191
Issuance of warrants (in Shares) | shares																																		8,750
Mast Hill [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																								$ 7.5	$ 7.5
Warrants outstanding (in Shares) | shares																								80,000	80,000
Fair value of warrant																									$ 32,175
Mast Hill [Member] | Pre Funded Warrants [Member]
Debt Instrument [Line Items]
Purchase of warrants (in Shares) | shares								150,000
Mast Hill [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Purchase price payment												$ 332,500
Mast Hill [Member] | October 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Aggregate principal amount												$ 350,000
Mast Hill [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Original issue discount																								$ 97,374	$ 97,374
Mast Hill [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares																								72,000	72,000
Share price (in Dollars per share) | $ / shares																	$ 1							$ 1	$ 1
Warrant exercise price (in Dollars per share) | $ / shares								$ 0.01
Original issue discount																								$ 1,460,343	$ 1,460,343
Waiver fee amount								$ 150,000
Converted principal amount																	$ 545,950							$ 2,010,827
Converted shares (in Shares) | shares																	545,950							2,010,827
Mast Hill [Member] | June 2024 Convertible Note [Member] | Pre Funded Warrants [Member]
Debt Instrument [Line Items]
Purchase of warrants (in Shares) | shares								150,000
Mast Hill [Member] | Waiver Fee [Member]
Debt Instrument [Line Items]
Waiver fee amount								$ 150,000
Mast Hill [Member] | Stock Price [Member]
Debt Instrument [Line Items]
Warrant measurement input																			3.26							3.26
Mast Hill [Member] | Stock Price [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input											6
Mast Hill [Member] | Volatility [Member]
Debt Instrument [Line Items]
Warrant measurement input																			97							97
Mast Hill [Member] | Volatility [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input																			90.43							90.43
Mast Hill [Member] | Volatility [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input											85.24
Mast Hill [Member] | Risk-free Rate [Member]
Debt Instrument [Line Items]
Warrant measurement input																			4.27							4.27
Mast Hill [Member] | Risk-free Rate [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input											4.07
Mast Hill [Member] | Annual Dividend Yield [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input											0
Mast Hill [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years																			3.4							3.4
Mast Hill [Member] | Measurement Input, Expected Term [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years																			4.2							4.2
Mast Hill [Member] | Subsequent Event [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Share price (in Dollars per share) | $ / shares					$ 1
Converted principal amount					$ 545,949
Converted shares (in Shares) | shares					545,949
Investor [Member] | July 2025 Convertible Note [Member]
Debt Instrument [Line Items]
Debt issuance costs																						$ 26,800			$ 26,800
Restricted common stock (in Shares) | shares																						5,000			5,000